Inventories - summary of inventories (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Finished goods and goods for resale	€ 8,261	€ 7,888
Work-in-progress, raw materials and manufacturing supplies	4,476	4,168
Amount due from customers for contract work	185	65
Total Inventories	€ 12,922	€ 12,121